STOCKHOLDERS' EQUITY (Details)									12 Months Ended
	Dec. 17, 2018 shares	Aug. 15, 2018 CNY (¥) shares	Mar. 21, 2018 $ / shares shares	Jan. 09, 2018 USD ($) $ / shares shares	Dec. 22, 2017 USD ($) $ / shares shares	Dec. 21, 2017 USD ($) $ / shares shares	Sep. 01, 2017 USD ($) $ / shares shares	Dec. 19, 2016 $ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Aug. 15, 2018 USD ($) $ / shares	Sep. 29, 2015
Total stockholders' equity | $									$ 43,518,039	$ 37,041,845
Common stock, par value | $ / shares								$ 1
Common stock, no par value | $ / shares			$ 0						$ 0	$ 0
Stock split description								a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares
Common stock, shares authorized | shares								9,000,000	50,000,000	50,000,000
Shares issued | shares			30,000
Shares issued, price per share | $ / shares			$ 5.88
Number of warrants issued | shares							74,784
Warrants issued, percentage							7.00%
Warrants expiration term							5 years
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 5
Class of warrant or right, outstanding | shares									74,784
Warrants not settleable in cash, fair value disclosure | $							$ 438,234
Risk free interest rate							2.00%
Expected term							5 years		3 years
Warrants exercised | shares									0
Exercise price | $ / shares							$ 5
Volatility rate							67.40%
Number of tree step | $							10
Statutory surplus reserve | $									$ 2,904,699	$ 2,031,775
Net loss | $									8,193,694	7,103,057	$ 5,933,688
Retained earnings, appropriated | $									$ 7,157,061	$ 6,325,541
Debt conversion, shares issued | shares		3,280,525
Exchange rate		0.144238							7.1477	6.8680	6.6545	0.144238
Statutory surplus reserve
Net loss | $									$ 872,924	$ 858,412	$ 593,369
Minimum
Statutory surplus reserves percentage									10.00%
Maximum
Statutory surplus reserves percentage									50.00%
Private Placement
Common stock, no par value | $ / shares				$ 0	$ 0	$ 0
Proceeds from issuance of private placement | $				$ 500,000	$ 420,000	$ 100,000
Shares issued | shares				62,500	70,000	16,666
Shares issued, price per share | $ / shares				$ 8.00	$ 6.00	$ 6.00
Zhenglong Ecommerce
Noncontrolling interest, ownership percentage by parent									10.90%
ZK Uganda
Noncontrolling interest, ownership percentage by parent									20.00%
Wenzhou Weijia
Noncontrolling interest, ownership percentage by parent									99.00%				99.00%
HUANG Jian Cong
Noncontrolling interest, ownership percentage by noncontrolling owners									1.00%	1.00%
Notes payable, related parties		¥ 64,079,472										$ 9,242,676
Debt instrument, convertible, conversion price | $ / shares												$ 2.82
Debt instrument, convertible, threshold percentage of stock price trigger		75.00%
Notes payable | ¥		¥ 69,000,000
WANG Jian Di
Ownership interest	1.69%
WANG Ming Jie | Subsidiary One
Ownership interest									10.87%
WANG Guo Lin | Subsidiary One
Ownership interest									10.87%
ZK International | Subsidiary Two
Ownership interest									100.00%
Shares issued | shares	30,000